Income from operations - Depreciation and amortization (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Depreciation and amortization [Line items]
Depreciation and amortization	[1]	€ 1,025	€ 976	€ 972
Property, plant and equipment [Member]
Depreciation and amortization [Line items]
Depreciation		437	458	422
Software [Member]
Depreciation and amortization [Line items]
Amortization		50	49	35
Other intangible assets [Member]
Depreciation and amortization [Line items]
Amortization		260	244	273
Product development [Member]
Depreciation and amortization [Line items]
Amortization		€ 277	€ 225	€ 242

[1]	Includes impairments.